TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 3,665	¥ 25,537		¥ (1,494,707)
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 8,559	¥ 59,638	¥ 392,929
Charge to reversal				¥ 1,305,399